                                   FORM N-SAR
                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                  /  /     (a)
                  or fiscal year ending:         12/31/00     (b)

Is this a transition report?   (Y/N):                                   N
                                                                       ---
                                                                       Y/N

Is this an amendment to a previous filing?   (Y/N):                     N
                                                                       ---
                                                                       Y/N

Those items or sub-items with a box "|Z|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: The Manufacturers Life Insurance Company of North America Separate Account B

     B.  File Number:               811 - 5228

     C.  Telephone Number:          (617) 663-3000

2.   A.  Street:                    500 Boylston Street

     B.  City:  Boston

     C.  State:  MA

     D.  Zip Code:  02116           Zip Ext.

     E.  Foreign Country:                        Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N).........    N
                                                                            ---
                                                                            Y/N

4.   Is this the last filing on this form by Registrant?  (Y/N)..........    N
                                                                            ---
                                                                            Y/N

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)....    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]          ---
                                                                            Y/N

6.   Is Registrant a unit investment trust (UIT)?  (Y/N).................    Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]         ---
                                                                            Y/N

7.   A.  Is Registrant a series or multiple portfolio company? (Y/N).....
         [If answer is "N" (No), go to item 8.]                             ---
                                                                            Y/N

     B.  How many separate series or portfolios did Registrant have
         at the end of the period?.......................................   ---

     For period ending              12/31/00
     File number 811-               5228

116. Family of investment companies information:

     A. |Z|  Is Registrant part of a family of investment
             companies?  (Y/N).........................................
                                                                         -------
                                                                           Y/N

     B. |Z|  Identify the family in 10 letters:     _  _  _  _  _  _  _  _  _  _

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. |Z|  Is Registrant a separate account of an insurance
             company?  (Y/N) ..........................................
                                                                         -------
                                                                           Y/N

             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. |Z|  Variable annuity contracts?  (Y/N) .......................
                                                                         -------
                                                                           Y/N

     C. |Z|  Schedule premium variable life contracts?  (Y/N) .........
                                                                         -------
                                                                           Y/N

     D. |Z|  Flexible premium variable life contracts?  (Y/N) .........
                                                                         -------
                                                                           Y/N

     E. |Z|  Other types of insurance products registered under the
              Securities Act of 1933?  (Y/N) ..........................
                                                                         -------
                                                                           Y/N

118. |Z|  State the number of series existing at the end of the
          period that had securities registered under the
          Securities Act of 1933.......................................
                                                                         -------

119. |Z|  State the number of new series for which registration
          statements under the Securities Act of 1933 became
          effective during the period..................................
                                                                         -------

120. |Z|  State the total value of the portfolio securities on the
          date of deposit for the new series included in item 119
          ($000's omitted).............................................
                                                                         -------

121. |Z|  State the number of series for which a current
          prospectus was in existence at the end of the period.........       0
                                                                         -------
122. |Z|  State the number of existing series for which
          additional units were registered under the Securities Act
          of 1933 during the current period............................
                                                                         -------

     For period ending              12/31/00
     File number 811-               5228

123. |Z| State the total value of the additional units considered
         in answering item 122 ($000's omitted) ....................
                                                                       ---------

124. |Z| State the total value of units of prior series that were
         placed in the portfolios of subsequent series during the
         current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series) ($000's omitted)...................................
                                                                       ---------

125. |Z| State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from the
         sale of units of all series of Registrant
         ($000's omitted) ..........................................
                                                                       ---------

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series).
         ($000's omitted) ..........................................
                                                                       ---------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily
         (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                      Number of    Total Assets      Total Income
                                                                                       Series         ($000's       Distributions
                                                                                      Investing      omitted)      ($000's omitted)
A  U.S. Treasury direct issue.....................................................                   $                 $
                                                                                      ---------    ------------    ----------------
B  U.S. Government agency.........................................................                   $                 $
                                                                                      ---------    ------------    ----------------
C  State and municipal tax-free...................................................                   $                 $
                                                                                      ---------    ------------    ----------------
D  Public utility debt............................................................                   $                 $
                                                                                      ---------    ------------    ----------------
E  Broker or dealers debt or debt of brokers' or dealers' parent..................                   $                 $
                                                                                      ---------    ------------    ----------------
F  All other corporate intermed. & long-term debt.................................                   $                 $
                                                                                      ---------    ------------    ----------------
G  All other corporate short-term debt............................................                   $                 $
                                                                                      ---------    ------------    ----------------
H  Equity securities or brokers or dealers or parents of brokers or dealers.......                   $                 $
                                                                                      ---------    ------------    ----------------
I  Investment company equity securities...........................................                   $                 $
                                                                                      ---------    ------------    ----------------
J  All other equity securities....................................................         1         $ 86,280          $7,902
                                                                                      ---------    ------------    ----------------
K  Other securities...............................................................                   $                 $
                                                                                      ---------    ------------    ----------------
L  Total assets of all series of Registrant.......................................                   $86,280
                                                                                                   ------------

     For period ending              12/31/00
     File number 811-               5228

128. |Z| Is the timely payment of principal and interest on any of
         the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the insurer?  (Y/N) .......
                                                                          ------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

129. |Z| Is the issuer of any instrument covered in item 128
         delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N) ..........
                                                                          ------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

130. |Z| In computations of NAV or offering price per unit, is
         any part of the value attributed to instruments
         identified in item 129 derived from insurance
         or guarantees?  (Y/N).........................................
                                                                          ------
                                                                           Y/N
131. Total expenses incurred by all series of Registrants during
     the current reporting period ($000's omitted) ....................   $2,249
                                                                          ------

132. |Z| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

  811-   5228    811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
  811-           811-          811-            811-            811-
       --------      --------       ---------       ----------       ----------
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     For period ending              12/31/00
     File number 811-               5228



       This report is signed on behalf of the registrant in the city of Boston in the state of Massachusetts on the 28th day of February, 2001.

The Manufacturers Life Insurance Company of North America Separate Account B



              /s/ DAVID W. LIBBEY
              -----------------------------------
              David W. Libbey
              Vice President, Treasurer and
               Chief Financial Officer

              /s/ JAMES D. GALLAGHER
              -----------------------------------
              Attest
              James D. Gallagher
              Vice President, Secretary
              and General Counsel